UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Global High Income Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Bonds 127.2%
Argentina 3.6%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		1,890,000	355,320
0.431% **, 4/30/2013		97,500	92,518
Series X, 7.0%, 4/17/2017		2,000,000	1,858,778

(Cost $2,112,140)			2,306,616
Australia 2.8%
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		60,000	61,650
FMG Resources (August 2006) Pty Ltd.:
144A, 6.375%, 2/1/2016		640,000	650,400
144A, 7.0%, 11/1/2015		1,040,000	1,077,700

(Cost $1,778,612)			1,789,750
Bermuda 3.5%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,304,610)		2,200,000	2,282,940
Brazil 23.0%
Banco Bradesco SA, 144A, 5.9%, 1/16/2021		2,000,000	2,040,000
Banco do Brasil SA, 144A, 5.375%, 1/15/2021		2,000,000	2,006,000
Banco Votorantim SA, 144A, 5.25%, 2/11/2016		2,000,000	2,055,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,320,000
Federative Republic of Brazil, 4.875%, 1/22/2021		1,000,000	1,091,500
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		2,150,000	2,257,500
144A, 7.5%, 5/4/2020		895,000	975,550
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	4,328
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		200,000	203,000
Petrobras International Finance Co., 5.375%, 1/27/2021		1,770,000	1,885,238

(Cost $15,510,375)			14,838,116
Canada 2.6%
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		325,000	290,875
MEG Energy Corp., 144A, 6.5%, 3/15/2021		75,000	78,000
Novelis, Inc., 8.375%, 12/15/2017		20,000	21,775
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,287,500

(Cost $1,688,707)			1,678,150
Cayman Islands 0.0%
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015 (Cost $10,691)		10,000	11,075
Chile 3.3%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $1,621,227)		2,000,000	2,133,990
Colombia 3.7%
Republic of Colombia:
6.125%, 1/18/2041		1,000,000	1,115,000
7.375%, 9/18/2037		1,000,000	1,287,500

(Cost $2,143,802)			2,402,500

Croatia 3.2%
Republic of Croatia:
144A, 6.375%, 3/24/2021		1,000,000	1,013,800
REG S, 6.625%, 7/14/2020		1,000,000	1,038,750

(Cost $2,061,257)			2,052,550
Dominican Republic 1.6%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,063,928)		1,000,000	1,052,500
El Salvador 0.9%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $591,459)		570,000	601,350
Germany 1.2%
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		150,000	154,500
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		600,000	645,000

(Cost $785,865)			799,500
Ghana 1.3%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $730,825)		720,000	815,400
Hong Kong 1.3%
Pacnet Ltd., 144A, 9.25%, 11/9/2015 (Cost $876,908)		850,000	850,000
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	106,838
Kazakhstan 2.2%
KazMunayGaz National Co., Series 2, REG S, 9.125%, 7/2/2018 (Cost $1,059,195)		1,150,000	1,430,312
Lebanon 1.5%
Lebanese Republic, 8.5%, 8/6/2015 (Cost $838,983)		825,000	940,500
Lithuania 3.4%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,066,250
REG S, 6.75%, 1/15/2015		500,000	551,750
144A, 7.375%, 2/11/2020		500,000	581,875

(Cost $2,045,582)			2,199,875
Luxembourg 0.9%
APERAM, 144A, 7.375%, 4/1/2016		150,000	148,875
Intelsat Jackson Holdings SA, 144A, 7.5%, 4/1/2021		280,000	284,200
Intelsat Luxembourg SA, 144A, 11.5%, 2/4/2017 (PIK)		140,000	150,500

(Cost $581,015)			583,575
Netherlands 0.4%
UPC Holding BV, 144A, 9.75%, 4/15/2018 (Cost $242,628)	EUR	160,000	243,723
Panama 5.3%
Republic of Panama:
6.7%, 1/26/2036		300,000	360,750
7.125%, 1/29/2026		500,000	625,750
8.875%, 9/30/2027		1,700,000	2,460,750

(Cost $3,014,444)			3,447,250
Philippines 3.5%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,928,489)		1,800,000	2,286,000
Poland 1.6%
Republic of Poland, 5.125%, 4/21/2021 (Cost $995,000)		1,000,000	1,040,000
Russia 6.8%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	6,322,278	230,010
Russian Federation:
144A, 5.0%, 4/29/2020		1,000,000	1,052,500
REG S, 7.5%, 3/31/2030		2,595,000	3,101,025

(Cost $3,851,746)			4,383,535
Serbia 1.0%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $604,476)		630,000	633,150
South Africa 0.4%
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021 (Cost $249,375)		250,000	264,375
Turkey 2.1%
Akbank TAS, 144A, 5.125%, 7/22/2015 (Cost $1,407,954)		1,390,000	1,386,525
Ukraine 3.3%
Government of Ukraine:
REG S, 7.65%, 6/11/2013		1,000,000	1,056,250
144A, 7.95%, 2/23/2021		1,000,000	1,060,000

(Cost $2,063,908)			2,116,250
United States 30.9%
AES Corp., 144A, 7.375%, 7/1/2021		70,000	72,450
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		45,000	46,406
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	531,250
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		10,000	10,525
Amkor Technology, Inc., 144A, 6.625%, 6/1/2021		10,000	9,850
Antero Resources Finance Corp., 144A, 7.25%, 8/1/2019		40,000	40,600
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		35,000	36,050
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		15,000	15,713
144A, 7.25%, 6/15/2021		25,000	26,250
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		35,000	35,656
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		20,000	20,200
Beazer Homes USA, Inc., 9.125%, 6/15/2018		10,000	8,400
Cablevision Systems Corp., 8.625%, 9/15/2017		500,000	552,500
Caesar's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		355,000	317,725
Calpine Corp., 144A, 7.875%, 7/31/2020		305,000	321,775
CCH II LLC, 13.5%, 11/30/2016		60,000	70,800
CCO Holdings LLC, 7.25%, 10/30/2017		750,000	791,250
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		500,000	531,875
Cincinnati Bell, Inc., 8.25%, 10/15/2017		500,000	507,500
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/2017		500,000	546,250
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		295,000	293,525
Cricket Communications, Inc., 7.75%, 10/15/2020		450,000	446,625
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019		20,000	20,500
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		35,000	36,006
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,840,000	1,948,100
Ducommun, Inc., 144A, 9.75%, 7/15/2018		25,000	25,688
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		35,000	35,787
EH Holding Corp., 144A, 7.625%, 6/15/2021		30,000	30,900
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		40,000	41,900
144A, 7.25%, 1/15/2022		35,000	36,750
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		60,000	26,400
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		10,000	10,551
Equinix, Inc., 7.0%, 7/15/2021		35,000	36,400
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		30,000	30,150
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016 (c)		30,000	30,600
First Data Corp.:
144A, 7.375%, 6/15/2019		55,000	55,412
144A, 8.25%, 1/15/2021		70,000	68,600
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		75,000	78,750
Ford Motor Credit Co., LLC, 5.0%, 5/15/2018		1,000,000	1,005,445
Freescale Semiconductor, Inc., 144A, 8.05%, 2/1/2020		30,000	30,225
Frontier Communications Corp., 8.125%, 10/1/2018		600,000	658,500
HCA, Inc.:
6.5%, 2/15/2020 (c)		165,000	167,475
7.5%, 2/15/2022 (c)		120,000	121,800
9.25%, 11/15/2016		825,000	880,172
Hexion US Finance Corp., 8.875%, 2/1/2018		900,000	954,000
International Lease Finance Corp.:
5.75%, 5/15/2016		15,000	14,969
6.25%, 5/15/2019		35,000	34,927
8.625%, 9/15/2015		500,000	551,250
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		310,000	287,525
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		25,000	25,188
Levi Strauss & Co., 7.625%, 5/15/2020		500,000	503,125
Meritor, Inc., 10.625%, 3/15/2018		500,000	557,500
MGM Resorts International:
7.625%, 1/15/2017		55,000	53,969
9.0%, 3/15/2020		500,000	556,250
National CineMedia LLC, 144A, 7.875%, 7/15/2021		35,000	36,050
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		450,000	574,635
NII Capital Corp., 7.625%, 4/1/2021		105,000	110,250
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	487,500
Nortek, Inc., 144A, 8.5%, 4/15/2021		115,000	107,237
Nuveen Investments, Inc.:
10.5%, 11/15/2015		500,000	521,250
144A, 10.5%, 11/15/2015		40,000	41,300
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		55,000	56,650
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		325,000	342,469
Reynolds Group Issuer, Inc., 144A, 9.0%, 4/15/2019		310,000	308,450
Sabine Pass LNG LP, 7.5%, 11/30/2016		410,000	422,300
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018		35,000	37,100
Sprint Nextel Corp., 8.375%, 8/15/2017		200,000	218,500
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		25,000	25,625
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		35,000	16,975
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		500,000	515,000
United Rentals North America, Inc., 9.25%, 12/15/2019		500,000	559,375
United States Steel Corp., 7.375%, 4/1/2020		500,000	519,375
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	9,900
Visteon Corp., 144A, 6.75%, 4/15/2019		140,000	137,200
Vulcan Materials Co., 6.5%, 12/1/2016		105,000	104,583
Windstream Corp., 7.75%, 10/1/2021		650,000	689,000

(Cost $19,599,526)			19,988,713
Uruguay 6.2%
Republic of Uruguay, 7.875%, 1/15/2033 (PIK) (Cost $3,513,626)		3,080,000	3,988,600
Venezuela 5.5%
Republic of Venezuela:
7.65%, 4/21/2025		900,000	580,500
10.75%, 9/19/2013		2,949,000	2,971,117

(Cost $3,699,297)			3,551,617

Total Bonds (Cost $79,080,650)			82,205,275
Loan Participations and Assignments 11.1%
Ireland 2.4%
VimpeI Communications, 144A, 6.493%, 2/2/2016 (Cost $1,544,905)		1,500,000	1,553,250
Russia 7.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,052,500
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		1,370,000	1,577,213
VTB Bank:
144A, 6.315%, 2/22/2018		500,000	515,548
144A, 6.875%, 5/29/2018		1,270,000	1,349,375

(Cost $4,302,008)			4,494,636
Ukraine 1.7%
State Export-Import Bank of Ukraine, 7.65%, 9/7/2011		600,000	601,500
Ukreximbank, REG S, 8.375%, 4/27/2015		500,000	527,000

(Cost $1,089,349)			1,128,500

Total Loan Participations and Assignments (Cost $6,936,262)			7,176,386
Preferred Security 0.4%
Cayman Islands
PHBS Ltd., 6.625%, 9/29/2015 (d) (Cost $277,500)		300,000	282,750

	Shares	Value ($)
Cash Equivalents 4.3%
Central Cash Management Fund, 0.12% (e) (Cost $2,779,677)	2,779,677	2,779,677

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $89,074,089) †	143.0	92,444,088
Notes Payable	(44.9)	(29,000,000)
Other Assets and Liabilities, Net	1.9	1,202,276

Net Assets	100.0	64,646,364

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,050,571	4,328

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $89,208,931.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $3,235,157.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,844,132 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,608,975.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	When-issued security.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of July 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	9,649,800	USD	345,018	8/10/2011	(3,747)	JPMorgan Chase Securities, Inc.
EUR	170,400	USD	242,473	8/11/2011	(2,314)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(6,061)

Currency Abbreviations

EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$82,205,275	$—	$82,205,275
Loan Participations and Assignments	—	7,176,386	—	7,176,386
Preferred Security	—	282,750	—	282,750
Short-Term Investments	2,779,677	—	—	2,779,677
Total	$2,779,677	$89,664,411	$—	$92,444,088
Liabilities
Derivatives(g)	$—	$(6,061)	$—	$(6,061)
Total	$—	$(6,061)	$—	$(6,061)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(6,061)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011